Short term investments - (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) yr	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Short-term investment [Abstract]
Short term investments (note 5)	$ 7,889,000	$ 0	$ 7,833,000
Investment [Line Items]
Financial assets at amortised cost	8,000
Financial assets at fair value	$ 8,000
Weighted average
Investment [Line Items]
Investments, average term of contract | yr	1.69
Investment interest rate	1.64%
Canadian Government Bond
Investment [Line Items]
Financial assets at amortised cost	$ 4,000
Financial assets at fair value	4,000
Bank of Nova Scotia Treasury Note
Investment [Line Items]
Financial assets at amortised cost	4,000
Financial assets at fair value	$ 4,000